Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 478
2023	527
2024	527
Total lease payments	1,532
Less: imputed interest	114
Present value of lease liabilities	$ 1,418